Cover	Apr. 28, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 28, 2026
Entity File Number	001-43071
Entity Registrant Name	Archimedes Tech SPAC Partners III Co.
Entity Central Index Key	0002083910
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2093 Philadelphia Pike #1968
Entity Address, City or Town	Claymont
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19703
City Area Code	(725)
Local Phone Number	312-2430
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Ordinary Share and one-fourth of one redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Ordinary Share and one-fourth of one redeemable Warrant
Trading Symbol	ARCIU
Security Exchange Name	NASDAQ
Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	ARCI
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Ordinary Share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Ordinary Share
Trading Symbol	ARCIW
Security Exchange Name	NASDAQ